Operating costs (Tables)	6 Months Ended
Jun. 30, 2025
Operating costs
Schedule of operating costs

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Staff costs (note 19)	44,496	67,959	145,538	136,641
Depreciation (notes 8/9)	2,118	112,382	4,236	115,320
External research and development costs	68,492	184,461	101,075	363,571
Laboratory consumables	4,021	—	4,021	—
Patent maintenance and registration costs	53,865	68,335	97,119	123,874
Professional fees	320,253	376,033	622,635	828,043
Short-term leases	—	1,545	—	1,545
D&O Insurance	47,207	61,629	91,857	112,678
Other operating costs	228,821	142,249	380,109	355,923
Total operating costs	769,273	1,014,593	1,446,590	2,037,595